Schedule of Reconciliation of Provision for Income Taxes (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Income Tax Disclosure [Abstract]
Profit before income taxes		$ (2,501,284)	$ (19,429,233)	$ 6,777,190	$ 7,206,444
Hong Kong Profits Tax rate		16.50%	16.50%	16.50%	16.50%
Income taxes computed at Hong Kong Profits Tax rate		$ (412,711)	$ (3,205,824)	$ 1,118,236	$ 1,189,063
Tax effect of income that is not taxable		(3,190)	(24,777)	(42,605)	(115,120)
Tax effect of expenses that are not deductible (2)	[1]	67,888	527,337	587,035	752,329
The effect of tax rates in different tax jurisdictions		288,516	2,241,106	4,950	8,250
Research and development credit (1)	[2]	(211,718)	(1,644,560)	(1,529,698)	(1,318,956)
Effect of two-tier tax rate					(85,438)
Change in valuation allowance		367,179	2,852,133		(84,710)
Others		4,678	36,344	10,391	42,427
Total income tax expense		$ 100,642	$ 781,759	$ 148,309	$ 387,845

[1]	These non-deductible expenses included on non-deductible IPO expenses, allowance for credit losses and penalty and entertainment.
[2]	Research and development credit was arising from the tax authority of Hong Kong provided enhanced tax deduction for expenditure incurred by enterprises on a qualifying research and development activity and enterprises will be able to enjoy additional tax deduction for expenditure incurred on domestic research and development.